Related Party Transactions - Summary of Future Minimum Rental Payments (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Related Party Lessee Operating Lease Liability Maturity [Line Items]
Less: imputed interest	$ (384)	$ (341)
Total lease liabilities	3,382	1,488
PCJW Properties LLC [Member]
Related Party Lessee Operating Lease Liability Maturity [Line Items]
2021	335	320
2021 (remaining)	80
2022	339	335
2023	295	339
2024	309	295
2025		309
Thereafter	0	0
Total minimum lease payments	1,358	1,598
Less: imputed interest	(239)	(329)
Total lease liabilities	$ 1,119	$ 1,269